Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Summary of financing receivables
Direct financing leases	$ 660,594	$ 684,129
Other loan receivables
Total direct financing leases and other loan receivables	982,336	912,678
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	660,594	684,129
Other loan receivables
Long term receivable included in other assets	17,712	37,032
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 304,030	$ 191,517